CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 101,858,489	$ 15,610,497	¥ 92,994,418	¥ 84,523,948
Cost of revenues (Including inventory write-down of RMB440,823, RMB347,498 and RMB554,850 for the years ended December 31, 2018, 2019 and 2020, respectively)	(80,573,181)	(12,348,380)	(72,314,190)	(67,454,981)
Gross profit	21,285,308	3,262,117	20,680,228	17,068,967
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB4,498,678, RMB4,632,552 and RMB4,508,208 for the years ended December 31, 2018, 2019 and 2020, respectively)	(6,878,991)	(1,054,251)	(7,317,706)	(7,489,393)
Marketing expenses	(4,284,274)	(656,594)	(3,323,927)	(3,240,450)
Technology and content expenses	(1,221,264)	(187,167)	(1,568,107)	(2,000,894)
General and administrative expenses	(3,748,548)	(574,490)	(4,064,264)	(2,674,179)
Goodwill impairment loss | ¥	0		(278,263)	0
Total operating expenses	(16,133,077)	(2,472,502)	(16,552,267)	(15,404,916)
Other operating income	707,855	108,483	645,413	757,062
Income from operations	5,860,086	898,098	4,773,374	2,421,113
Impairment loss of investments	(43,160)	(6,614)	(127,589)	(20,073)
Interest expenses	(67,357)	(10,323)	(86,004)	(159,744)
Interest income	449,017	68,815	217,027	242,872
Exchange gain (loss)	(160,097)	(24,536)	(935)	71,065
Investment gain and revaluation of investments	980,868	150,325	166,932	191,842
Income before income taxes and share of (loss) income of equity method investees	7,019,357	1,075,765	4,942,805	2,747,075
Income tax expense	(1,130,016)	(173,183)	(983,554)	(566,604)
Share of (loss) income of equity method investees, net of tax nil	30,015	4,600	27,182	(46,999)
Net income	5,919,356	907,182	3,986,433	2,133,472
Net (income) loss attributable to non-controlling interests	(12,399)	(1,900)	30,399	(4,685)
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 5,906,957	$ 905,282	¥ 4,016,832	¥ 2,128,787
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	135,077,790	135,077,790	133,524,129	132,266,157
- Diluted (in shares)	138,036,010	138,036,010	136,081,415	140,083,610
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	¥ 43.73	$ 6.70	¥ 30.08	¥ 16.09
- Diluted (in dollars per share) | (per share)	¥ 42.79	$ 6.56	¥ 29.58	¥ 15.61
Net income	¥ 5,919,356	$ 907,182	¥ 3,986,433	¥ 2,133,472
Other comprehensive loss:
Foreign currency translation, net of tax of nil	(2,298)	(353)	(25,773)	(7,083)
Comprehensive income	5,917,058	906,829	3,960,660	2,126,389
Less: Comprehensive income (loss) attributable to non-controlling interests	12,399	1,900	(30,399)	4,685
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,904,659	904,929	3,991,059	2,121,704
Product revenues
Net revenues:
Net revenues	97,449,712	14,934,822	88,721,311	81,510,275
Other revenues
Net revenues:
Net revenues	¥ 4,408,777	$ 675,675	¥ 4,273,107	¥ 3,013,673